STOCKHOLDERS' EQUITY (Details) - DB Option Agreement Warrants - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Warrants to purchase		100,000
Exercise Price (in Dollars per share)	$ 0.67
Warrants, Expiration Period		5 years
Warrants, Fair Value (in Dollars)			$ 55,100